Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net income for the year	$ 42,709	$ 78,450
Items that may subsequently be reclassified to net income:
Currency translation differences	(65)	(12,900)
Currency translation differences reclassified to net income	0	149,473
Items that will not subsequently be reclassified to net income:
Loss on FVTOCI investments and other	(8,520)	(8,450)
Tax recovery on FVTOCI investments	1,091	896
Total other comprehensive (loss) gain for the year	(7,494)	129,019
Total comprehensive income for the year	$ 35,215	$ 207,469